Derivative financial instruments and hedging activities - Summary of Derivative-related Credit Risk (Detail) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Disclosure of credit risk exposure [line items]
Replacement cost	$ 20,944	$ 20,085
Credit equivalent amount	88,391	79,418
Risk-weighted equivalent	24,246	24,721
Exchange-traded contracts [member]
Disclosure of credit risk exposure [line items]
Replacement cost	1,814	3,137
Credit equivalent amount	6,218	8,842
Risk-weighted equivalent	124	177
Interest rate contracts forward rate agreements [member] | Over-the-counter contracts [member]
Disclosure of credit risk exposure [line items]
Replacement cost	9	30
Credit equivalent amount	64	191
Risk-weighted equivalent	20	79
Interest rate contracts swaps [member] | Over-the-counter contracts [member]
Disclosure of credit risk exposure [line items]
Replacement cost	4,519	7,112
Credit equivalent amount	16,203	17,324
Risk-weighted equivalent	4,569	7,359
Interest rate contracts options purchased [member] | Over-the-counter contracts [member]
Disclosure of credit risk exposure [line items]
Replacement cost	113	142
Credit equivalent amount	403	392
Risk-weighted equivalent	187	285
Interest rate contracts Options written [member] | Over-the-counter contracts [member]
Disclosure of credit risk exposure [line items]
Replacement cost	23	4
Credit equivalent amount	415	307
Risk-weighted equivalent	141	136
Foreign exchange contracts forward contracts [member] | Over-the-counter contracts [member]
Disclosure of credit risk exposure [line items]
Replacement cost	3,085	2,796
Credit equivalent amount	19,097	17,641
Risk-weighted equivalent	4,232	4,537
Foreign exchange contracts swaps [member] | Over-the-counter contracts [member]
Disclosure of credit risk exposure [line items]
Replacement cost	2,621	2,392
Credit equivalent amount	16,484	15,349
Risk-weighted equivalent	4,092	3,997
Foreign exchange contracts options purchased [member] | Over-the-counter contracts [member]
Disclosure of credit risk exposure [line items]
Replacement cost	177	465
Credit equivalent amount	510	923
Risk-weighted equivalent	145	292
Foreign exchange contracts, Options written [member] | Over-the-counter contracts [member]
Disclosure of credit risk exposure [line items]
Replacement cost	2	1
Credit equivalent amount	196	155
Risk-weighted equivalent	43	59
Credit derivatives [member] | Over-the-counter contracts [member]
Disclosure of credit risk exposure [line items]
Replacement cost	913	429
Credit equivalent amount	2,234	1,839
Risk-weighted equivalent	213	81
Other contracts [member] | Over-the-counter contracts [member]
Disclosure of credit risk exposure [line items]
Replacement cost	7,668	3,577
Credit equivalent amount	26,567	16,455
Risk-weighted equivalent	$ 10,480	$ 7,719